Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ (5,933,580)		$ (5,427,614)
Stockholders' deficiency	(5,885,398)	$ (3,650,363)	(5,388,058)	$ (4,459,223)	$ (3,375,806)
Cash used in operating activities	$ (372,613)	$ (225,046)	$ (1,087,881)	$ (235,005)